S000010023 [Member] Annual Fund Operating Expenses - The Missouri Tax-Free Intermediate Bond Fund - Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.59%

[1]	Management fees have been restated to reflect current fees.